Convertible Promissory Notes and Other Notes Payable (Details 3b) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Fair Value per share			$ 8.36
Cato [Member] | Pre-Modification [Member]
Market price per share	$ 10.00
Risk-free interest rate	0.87%
Expected term (years)	2 years 3 months 22 days
Volatility	73.90%
Dividend rate	0.00%
Cato [Member] | Pre-Modification [Member] | Minimum [Member]
Exercise price per share	$ 20
Fair Value per share	2.44
Cato [Member] | Pre-Modification [Member] | MaximumMember
Exercise price per share	30
Fair Value per share	1.57
Cato [Member] | Post-Modification [Member]
Market price per share	10.00
Exercise price per share	$ 7.00
Risk-free interest rate	0.87%
Expected term (years)	2 years 3 months 22 days
Volatility	73.90%
Dividend rate	0.00%
Fair Value per share	$ 5.33